Related Party Transactions	6 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related Party Transactions

12.       Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of the entity, and include directors and officers of the Company.

Compensation to key management is comprised of the following:

	December 31, 2021	December 31, 2020
Management fees	$740,234	$851,438
Share-based payments	940,268	-
Key management personnel compensation	$1,680,502	$851,438

As at December 31, 2021 there is $51,978 (June 30, 2021: $404,296) in accounts payable and accrued liabilities owing to officers of the Company. Amounts due to/from the related parties are non-interest bearing, unsecured and have no fixed terms of repayment.

On July 1, 2020, the Company entered into consulting agreements with the President & COO, CEO, CFO and a director of the Company. The new agreements provide for a “Change of Control” clause that can be triggered should certain events occur as follows:

a)	A merger, amalgamation, arrangement, reorganization or transfer takes place in which equity securities of the Company possessing more than one-half of the total combined voting power of the Company’s outstanding equity securities are acquired by a person or persons different from the persons holding those equity securities immediately prior to such transaction, and the composition of the board of directors of the Company following such transaction is such that the directors of the Company prior to the transaction constitute less than one-half of the directors following the transaction, except that no Change in Control will be deemed to occur if such merger, amalgamation, arrangement, reorganization or transfer is with any subsidiary or subsidiaries of the Company;

b)	If any person, or any combination of persons acting jointly or in concert by virtue of an agreement, arrangement, commitment or understanding shall acquire or hold, directly or indirectly, 20% or more of the voting rights attached to all outstanding equity securities;

c)	If any person, or any combination of persons acting jointly or in concert by virtue of an agreement, arrangement, commitment or understanding shall acquire or hold, directly or indirectly, the right to appoint a majority of the directors of the Company; or

d)	If the Company sells, transfers or otherwise disposes of all or substantially all of its assets, except that no Change in Control will be deemed to occur if such sale or disposition is made to a subsidiary or subsidiaries of the Company.

If the Company terminates the agreements other than for Just Cause, the Company shall provide the director or officers with working notice, payment in lieu of working notice or a combination of the two equal to twenty-four (24) months of fees applicable. As of December 31, 2021, the maximum amount that would be payable is $3,000,000.